Consolidated Statements of Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Equity settled share-based compensation (a non-cash item) is included in administration expenses and project evaluation	$ 7,851	$ 7,616